Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefits
Balance as of beginning of period	$ 1.9	$ 4.6
Reductions for tax positions of prior years	(0.1)	0.0
Reductions relating to settlement and lapse of statute	(0.1)	(2.7)
Balance as of December 31	$ 1.9	$ 1.9